LOSS PER SHARE (EPS) 10K (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
NUMERATOR [Abstract]
Basic and diluted - net loss attributable to RiceBran Technologies shareholders	$ (1,865)	$ (5,813)	$ (15,021)	$ (9,509)
DENOMINATOR [Abstract]
Basic EPS - weighted average number of shares outstanding (in shares)	3,017,408	1,043,459	1,160,196	1,023,412
Effect of dilutive securities outstanding (in shares)	0	0	0	0
Diluted EPS - weighted average number of shares outstanding (in shares)	3,017,408	1,043,459	1,160,196	1,023,412
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares of common stock which could be purchased with weighted average outstanding securities not included in diluted EPS because effect would be antidilutive (in shares)	174,141	173,260	179,493	191,187
Average exercise price of options (in dollars per share)	$ 24.52	$ 30.40	$ 26.90	$ 48.00
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares of common stock which could be purchased with weighted average outstanding securities not included in diluted EPS because effect would be antidilutive (in shares)	2,750,335	806,769	809,311	736,753
Average exercise price of warrants (in dollars per share)	$ 6.27	$ 24.97	$ 17.71	$ 62.00
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares of common stock which could be purchased with weighted average outstanding securities not included in diluted EPS because effect would be antidilutive (in shares)	0	467,588	414,683	334,709
Average conversion price of convertible notes (in dollars per share)		$ 14.00	$ 14.00	$ 16.90